UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack KunkleMay 14, 2009

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 573779

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYS CORP COM     COM              018581108    13875 375500.0000 SH    Sole                        375500.0000
Bank of America Corp           COM              060505104    21889 3209465.0000 SH   Sole                        3209465.0000
Berkshire Hathaway CL B        COM              084670207    17416 6176.0000 SH      Sole                         6176.0000
Boeing Corp                    COM              097023105     4823 135540.0000 SH    Sole                        135540.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    19186 1124600.0000 SH   Sole                        1124600.0000
CONSOL ENERGY INC COM          COM              20854P109    17362 687870.0000 SH    Sole                        687870.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    11071 1771421.0000 SH   Sole                        1771421.0000
Cisco Systems Inc              COM              17275R102    34850 2078100.0000 SH   Sole                        2078100.0000
ConocoPhillips                 COM              20825C104    16811 429292.0000 SH    Sole                        429292.0000
Corning Inc.                   COM              219350105     3016 227297.0000 SH    Sole                        227297.0000
Eaton Corp                     COM              278058102    11487 311650.0000 SH    Sole                        311650.0000
Exxon Mobil Corp.              COM              30231G102      524 7699.0000 SH      Sole                         7699.0000
FIDELITY NATL INFO SVC COM     COM              31620M106     7569 415887.0000 SH    Sole                        415887.0000
General Electric               COM              369604103    24452 2418597.0000 SH   Sole                        2418597.0000
Goodyear Tire & Rubber         COM              382550101     5475 874630.0000 SH    Sole                        874630.0000
HARRIS CORP DEL COM            COM              413875105    15640 540413.0000 SH    Sole                        540413.0000
HOLOGIC INC                    COM              436440101     3966 302995.0000 SH    Sole                        302995.0000
Harley Davidson Inc.           COM              412822108      245 18280.0000 SH     Sole                        18280.0000
Home Depot                     COM              437076102     1254 53245.0000 SH     Sole                        53245.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2268 540000.0000 SH    Sole                        540000.0000
Igate Capital Corp.            COM              45169U105       78 24150.0000 SH     Sole                        24150.0000
Intel Corp                     COM              458140100     6571 437185.0000 SH    Sole                        437185.0000
International Business Machine COM              459200101    42508 438723.0000 SH    Sole                        438723.0000
KINETIC CONCEPTS INC           COM              49460W208    17095 809415.0000 SH    Sole                        809415.0000
LABORATORY CORP OF AMERICA     COM              50540R409    18337 313515.0000 SH    Sole                        313515.0000
LENDER PROCESSING SVCS COM     COM              52602E102    10995 359194.0000 SH    Sole                        359194.0000
Legg Mason Inc.                COM              524901105    20417 1284085.0000 SH   Sole                        1284085.0000
MANITOWOC INC COM              COM              563571108       36 10960.0000 SH     Sole                        10960.0000
MARSHALL EDWARDS INC COM       COM              572322303       30 75607.0000 SH     Sole                        75607.0000
MASTERCARD INC CL A            COM              57636Q104     2180 13015.0000 SH     Sole                        13015.0000
Microsoft Corp                 COM              594918104      300 16310.0000 SH     Sole                        16310.0000
Novogen LTD                    COM              67010F103      405 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    33141 1834020.0000 SH   Sole                        1834020.0000
P C CONNECTION COM             COM              69318J100      228 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    34791 977812.3650 SH    Sole                        977812.3650
Pfizer Inc                     COM              717081103    23367 1715620.0000 SH   Sole                        1715620.0000
RTI International Metals Inc.  COM              74973W107     4148 354570.0000 SH    Sole                        354570.0000
Rush Enterprises CLA           COM              781846209     2675 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      252 32157.0000 SH     Sole                        32157.0000
Stanley Furniture Inc New      COM              854305208     5315 706800.0000 SH    Sole                        706800.0000
Terex Corp Del                 COM              880779103     8277 894770.0000 SH    Sole                        894770.0000
Transocean LTD                 COM              H8817H100    12015 204199.0000 SH    Sole                        204199.0000
UnitedHealth Group Inc.        COM              91324P102    31910 1524613.0000 SH   Sole                        1524613.0000
WESCO INTERNATIONAL INC        COM              95082P105    16581 915050.0000 SH    Sole                        915050.0000
Wal-Mart Stores                COM              931142103      369 7092.0000 SH      Sole                         7092.0000
Zimmer Holdings Inc.           COM              98956P102     6966 190845.0000 SH    Sole                        190845.0000
LOOMIS SAYLES BOND FUND-INS                     543495840    20056 1968236.7710 SH   Sole                        1968236.7710
LOOMIS SAYLES BOND FUND-RET                     543495832      658 64798.6990 SH     Sole                        64798.6990
VANGUARD INTM TERM INV GRADE-A                  922031810    19156 2256337.1530 SH   Sole                        2256337.1530
VANGUARD INTM TERM INV GRADE-I                  922031885     1743 205254.2810 SH    Sole                        205254.2810